Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,593,540		3,681,629
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	252,857		239,939
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,078,507		5,518,460
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	540,523		548,706
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	384,217	[2]	648,409	[2]
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,198,213		1,230,029
Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	491,035		557,894
Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,388,911		1,130,593
Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	561,084		518,476
Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	229,643		236,763
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	478,313		509,223
Financing Receivable Recorded Investment 60 To 89 Days Past Due	214,628		224,477
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,813,037		2,045,810
Total Past Due	2,505,978		2,779,510
Financing Receivable Recorded Investment Current	18,477,214		17,823,086
Loans held-in-portfolio	20,983,192		20,602,596
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	7,833		15,017
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,067		121
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	34,251		29,331
Total Past Due	47,151		44,469
Financing Receivable Recorded Investment Current	974,629		764,464
Loans held-in-portfolio	1,021,780		808,933
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	29,612		32,378
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,763		3,630
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	144,805		131,833
Total Past Due	180,180		167,841
Financing Receivable Recorded Investment Current	2,454,252		2,497,658
Loans held-in-portfolio	2,634,432		2,665,499
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38,219		53,582
Financing Receivable Recorded Investment 60 To 89 Days Past Due	13,419		21,452
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	347,465		445,029
Total Past Due	399,103		520,063
Financing Receivable Recorded Investment Current	2,209,347		2,297,203
Loans held-in-portfolio	2,608,450		2,817,266
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	40,862		68,558
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,897		21,024
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	139,297		224,574
Total Past Due	188,056		314,156
Financing Receivable Recorded Investment Current	3,405,484		3,367,473
Loans held-in-portfolio	3,593,540		3,681,629
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,511		608
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		21,055
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	43,350		96,286
Total Past Due	49,861		117,949
Financing Receivable Recorded Investment Current	202,996		121,990
Loans held-in-portfolio	252,857		239,939
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	271,839		232,666
Financing Receivable Recorded Investment 60 To 89 Days Past Due	131,442		111,755
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	994,517		967,414
Total Past Due	1,397,798		1,311,835
Financing Receivable Recorded Investment Current	4,680,709		4,206,625
Loans held-in-portfolio	6,078,507		5,518,460
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,493		7,927
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,555		2,301
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,865		5,642
Total Past Due	12,913		15,870
Financing Receivable Recorded Investment Current	527,610		532,836
Loans held-in-portfolio	540,523		548,706
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,765		30,712
Financing Receivable Recorded Investment 60 To 89 Days Past Due	20,112		7,536
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	40,741		75,660
Total Past Due	76,618		113,908
Financing Receivable Recorded Investment Current	307,599		534,501
Loans held-in-portfolio	384,217		648,409
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,826		14,821
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,824		11,708
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	22,689		26,483
Total Past Due	48,339		53,012
Financing Receivable Recorded Investment Current	1,149,874		1,177,017
Loans held-in-portfolio	1,198,213		1,230,029
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	4,061		7,245
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,506		3,982
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7,766		10,222
Total Past Due	14,333		21,449
Financing Receivable Recorded Investment Current	476,702		536,445
Loans held-in-portfolio	491,035		557,894
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,965		21,157
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,977		12,541
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	21,228		20,833
Total Past Due	46,170		54,531
Financing Receivable Recorded Investment Current	1,342,741		1,076,062
Loans held-in-portfolio	1,388,911		1,130,593
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	24,166		22,783
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,521		5,920
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,555		6,864
Total Past Due	39,242		35,567
Financing Receivable Recorded Investment Current	521,842		482,909
Loans held-in-portfolio	561,084		518,476
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,161		1,769
Financing Receivable Recorded Investment 60 To 89 Days Past Due	545		1,452
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,508		5,639
Total Past Due	6,214		8,860
Financing Receivable Recorded Investment Current	223,429		227,903
Loans held-in-portfolio	229,643		236,763
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	15,232,327	[3]	14,840,139	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	115,093	[3]	123,116	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,350,433	[3]	1,261,506	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,042,486	[3]	2,231,426	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,788,272	[3]	2,854,534	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	212,267	[3]	160,941	[4]
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,948,924	[3]	4,689,483	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	540,523	[3]	548,706	[4]
PUERTO RICO | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,234,329	[3]	2,970,427	[4]
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	371,569		369,879
Financing Receivable Recorded Investment 60 To 89 Days Past Due	171,485		190,373
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,579,883		1,679,202
Total Past Due	2,122,937		2,239,454
Financing Receivable Recorded Investment Current	13,109,390		12,600,685
Loans held-in-portfolio			14,840,139
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,005		435
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		121
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	15,816		15,396
Total Past Due	16,821		15,952
Financing Receivable Recorded Investment Current	98,272		107,164
Loans held-in-portfolio			123,116
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	10,580		16,584
Financing Receivable Recorded Investment 60 To 89 Days Past Due	4,454		462
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	66,665		51,013
Total Past Due	81,699		68,059
Financing Receivable Recorded Investment Current	1,268,734		1,193,447
Loans held-in-portfolio	1,350,433		1,261,506
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	28,240		39,578
Financing Receivable Recorded Investment 60 To 89 Days Past Due	13,319		21,003
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	315,534		385,303
Total Past Due	357,093		445,884
Financing Receivable Recorded Investment Current	1,685,393		1,785,542
Loans held-in-portfolio	2,042,486		2,231,426
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	27,977		46,013
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,922		17,233
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	125,246		180,134
Total Past Due	159,145		243,380
Financing Receivable Recorded Investment Current	2,629,127		2,611,154
Loans held-in-portfolio	2,788,272		2,854,534
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,243		608
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		21,055
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	37,390		53,859
Total Past Due	38,633		75,522
Financing Receivable Recorded Investment Current	173,634		85,419
Loans held-in-portfolio	212,267		160,941
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	241,930		202,072
Financing Receivable Recorded Investment 60 To 89 Days Past Due	121,175		98,565
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	960,492		930,191
Total Past Due	1,323,597		1,230,828
Financing Receivable Recorded Investment Current	3,625,327		3,458,655
Loans held-in-portfolio	4,948,924		4,689,483
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,493		7,927
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,555		2,301
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,865		5,642
Total Past Due	12,913		15,870
Financing Receivable Recorded Investment Current	527,610		532,836
Loans held-in-portfolio	540,523		548,706
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,521		14,507
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,614		11,479
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	22,184		25,748
Total Past Due	47,319		51,734
Financing Receivable Recorded Investment Current	1,135,753		1,164,086
Loans held-in-portfolio	1,183,072		1,215,820
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	124		155
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		395
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	312		157
Total Past Due	436		707
Financing Receivable Recorded Investment Current	16,370		19,344
Loans held-in-portfolio	16,806		20,051
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,208		17,583
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,392		10,434
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	19,323		19,317
Total Past Due	39,923		47,334
Financing Receivable Recorded Investment Current	1,205,859		935,854
Loans held-in-portfolio	1,245,782		983,188
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	24,128		22,677
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,518		5,883
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,551		6,830
Total Past Due	39,197		35,390
Financing Receivable Recorded Investment Current	521,119		480,874
Loans held-in-portfolio	560,316		516,264
PUERTO RICO | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,120		1,740
Financing Receivable Recorded Investment 60 To 89 Days Past Due	536		1,442
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,505		5,612
Total Past Due	6,161		8,794
Financing Receivable Recorded Investment Current	222,192		226,310
Loans held-in-portfolio	228,353		235,104
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	906,687		685,817
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,283,999		1,403,993
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	565,964		585,840
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	805,268		827,095
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	40,590		78,998
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,129,583		828,977
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	384,217		648,409
UNITED STATES | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	634,557		703,328
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	106,744		139,344
Financing Receivable Recorded Investment 60 To 89 Days Past Due	43,143		34,104
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	233,154		366,608
Total Past Due	383,041		540,056
Financing Receivable Recorded Investment Current	5,367,824		5,222,401
Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,828		14,582
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,067		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	18,435		13,935
Total Past Due	30,330		28,517
Financing Receivable Recorded Investment Current	876,357		657,300
Loans held-in-portfolio	906,687		685,817
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	19,032		15,794
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,309		3,168
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	78,140		80,820
Total Past Due	98,481		99,782
Financing Receivable Recorded Investment Current	1,185,518		1,304,211
Loans held-in-portfolio	1,283,999		1,403,993
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,979		14,004
Financing Receivable Recorded Investment 60 To 89 Days Past Due	100		449
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	31,931		59,726
Total Past Due	42,010		74,179
Financing Receivable Recorded Investment Current	523,954		511,661
Loans held-in-portfolio	565,964		585,840
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	12,885		22,545
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,975		3,791
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	14,051		44,440
Total Past Due	28,911		70,776
Financing Receivable Recorded Investment Current	776,357		756,319
Loans held-in-portfolio	805,268		827,095
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	5,268		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	5,960		42,427
Total Past Due	11,228		42,427
Financing Receivable Recorded Investment Current	29,362		36,571
Loans held-in-portfolio	40,590		78,998
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	29,909		30,594
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,267		13,190
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	34,025		37,223
Total Past Due	74,201		81,007
Financing Receivable Recorded Investment Current	1,055,382		747,970
Loans held-in-portfolio	1,129,583		828,977
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,765		30,712
Financing Receivable Recorded Investment 60 To 89 Days Past Due	20,112		7,536
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	40,741		75,660
Total Past Due	76,618		113,908
Financing Receivable Recorded Investment Current	307,599		534,501
Loans held-in-portfolio	384,217		648,409
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	305		314
Financing Receivable Recorded Investment 60 To 89 Days Past Due	210		229
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	505		735
Total Past Due	1,020		1,278
Financing Receivable Recorded Investment Current	14,121		12,931
Loans held-in-portfolio	15,141		14,209
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,937		7,090
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,506		3,587
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7,454		10,065
Total Past Due	13,897		20,742
Financing Receivable Recorded Investment Current	460,332		517,101
Loans held-in-portfolio	474,229		537,843
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,757		3,574
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,585		2,107
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,905		1,516
Total Past Due	6,247		7,197
Financing Receivable Recorded Investment Current	136,882		140,208
Loans held-in-portfolio	143,129		147,405
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38		106
Financing Receivable Recorded Investment 60 To 89 Days Past Due	3		37
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4		34
Total Past Due	45		177
Financing Receivable Recorded Investment Current	723		2,035
Loans held-in-portfolio	768		2,212
UNITED STATES | Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	41		29
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9		10
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3		27
Total Past Due	53		66
Financing Receivable Recorded Investment Current	1,237		1,593
Loans held-in-portfolio	$ 1,290		$ 1,659

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.